Income Taxes (Schedule of Reconciliation between Theoretical Tax Expense (Benefit) on Pre-tax Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income taxes [Abstract]
(Loss)/profit from continuing operations before income taxes	$ (5,536)	$ 461,968	$ (135,636)
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	$ (941)	$ 78,535	$ (23,058)
Increase (decrease) in tax in respect of:
Elimination of tax calculated in respect of the Group's share in losses of associated companies	7,043	18,215	20,924
Income subject to tax at a different tax rate	5,960	2,632	63,446
Non-deductible expenses	5,408	6,752	12,850
Exempt income	(4,714)	(97,664)	(7,006)
Taxes in respect of prior years	(18)	(48)	44
Changes in temporary differences in respect of which deferred taxes are not recognized		(4)	4,285
Tax losses and other tax benefits for the period regarding which deferred taxes were not recorded	3,946	2,883	350
Differences between the measurement base of income reported for tax purposes and the income reported in the financial statements			13
Other differences	(9)	198	961
Total taxes on income	$ 16,675	$ 11,499	$ 72,809